UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-01311

                          The GAMCO Mathers Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                          Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Mathers Fund Semiannual Report — June 30, 2016
Henry G. Van der Eb, CFA Portfolio Manager

To Our Shareholders,

The Sarbanes-Oxley Act’s corporate governance regulations require a Fund’s principal executive and financial officers to certify the entire contents of the quarterly, semiannual, and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”). This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.

Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com.

We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

GAMCO Mathers Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio	Expenses Paid During Period*
GAMCO Mathers Fund
Actual Fund Return
	$1,000.00	$ 952.70	4.48%	$21.75
Hypothetical 5% Return
	$1,000.00	$1,002.59	4.48%	$22.31

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

GAMCO Mathers Fund –

Long Positions

U.S. Treasury Bills	100.7%
Other Assets and Liabilities (Net)	87.7%

GAMCO Mathers Fund –

Short Positions

Exchange Traded Funds	(63.3)%
Retail	(9.4)%
Beverages	(3.2)%
Consumer Products	(2.2)%
Financial Services	(2.0)%
Computer Software and Services	(2.0)%
Industrials	(1.9)%
Aerospace	(1.8)%
Machinery	(1.5)%
Business Services	(1.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Mathers Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Principal Amount		Cost	Market Value
	SHORT TERM OBLIGATIONS — 100.7%
	U.S. Treasury Bills — 100.7%
$18,610,000	U.S. Treasury Bills,
	0.140% to 0.245%†,
	07/14/2016(a)	$18,608,405	$18,608,405

	TOTAL INVESTMENTS — 100.7%	$18,608,405	18,608,405

	SECURITIES SOLD SHORT — (88.4)%
	(Proceeds received $15,357,419)		(16,332,135)

	Other Assets and Liabilities (Net) — 87.7%		16,200,012

	NET ASSETS — 100.0%		$18,476,282

Shares		Proceeds	Market Value

	SECURITIES SOLD SHORT — (88.4)%
	Aerospace — (1.8)%
2,500	The Boeing Co.	$299,351	$324,675

	Beverages — (3.2)%
3,000	PepsiCo Inc.	292,505	317,820
6,000	The Coca-Cola Co.	258,095	271,980

		550,600	589,800

	Business Services — (1.1)%
6,000	HD Supply Holdings Inc.	170,503	208,920

	Computer Software and Services — (2.0)%
4,500	Alibaba Group Holding Ltd., ADR	307,312	357,885

	Consumer Products — (2.2)%
9,000	Harley-Davidson Inc.	377,189	407,700

	Exchange Traded Funds — (63.3)%
8,000	Consumer Discretionary Select Sector SPDR Fund	588,477	624,400
5,000	Energy Select Sector SPDR Fund	313,733	341,200
40,000	Financial Select Sector SPDR Fund	844,959	913,200
9,000	Industrial Select Sector SPDR Fund	460,861	503,640
12,000	iShares Micro-Cap ETF	753,779	848,640
20,000	iShares MSCI Emerging Markets ETF	656,963	687,200
30,000	iShares MSCI Italy Capped ETF	403,944	325,500

Shares		Proceeds	Market Value
75,000	iShares MSCI Japan ETF	$846,182	$862,500
8,000	iShares Russell 2000 ETF	820,664	919,760
7,000	Powershares QQQ Trust Series 1	720,377	752,780
3,000	SPDR Dow Jones Industrial Average ETF Trust.	485,502	537,240
3,000	SPDR S&P 500 ETF Trust	570,554	628,590
2,000	SPDR S&P MidCap 400 ETF Trust	466,026	544,760
16,000	Technology Select Sector SPDR Fund	631,562	693,760
3,500	Utilities Select Sector SPDR Fund	151,022	183,645
7,000	VanEck Vectors Gold Miners ETF	158,927	193,900
18,000	Vanguard FTSE All-World ex-US ETF	755,073	771,300
10,000	Vanguard FTSE Europe ETF	520,829	466,600
5,000	Vanguard Total Stock Market ETF	501,476	535,800
18,000	WisdomTree India Earnings Fund	339,562	363,420

		10,990,472	11,697,835

	Financial Services — (2.0)%
4,500	Morningstar Inc.	345,813	368,010

	Industrials — (1.9)%
2,000	3M Co.	333,368	350,240

	Machinery — (1.5)%
3,500	Deere & Co.	287,786	283,640

	Retail — (9.4)%
7,000	Best Buy Co Inc.	214,367	214,200
1,500	McDonald’s Corp.	183,415	180,510
7,000	Starbucks Corp.	397,883	399,840
4,000	The Home Depot Inc.	489,078	510,760
6,000	Wal-Mart Stores Inc.	410,282	438,120

		1,695,025	1,743,430

	TOTAL SECURITIES SOLD SHORT(b)	$15,357,419	$16,332,135

(a)	At June 30, 2016, $18,090,000 of the principal amount was pledged as collateral for securities sold short.
(b)	At June 30, 2016, these proceeds are being held at Pershing LLC.
†	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO Mathers Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $18,608,405)	$18,608,405
Deposit at brokers (including proceeds from securities sold short of $15,357,419)	20,153,379
Receivable for Fund shares sold	11,809
Prepaid expenses	17,293
Receivable for custody fees reimbursement	48,014

Total Assets	38,838,900

Liabilities:
Securities sold short, at value	16,332,135
Payable to custodian	10,329
Payable for Fund shares redeemed	80,398
Payable for investments purchased	3,859,878
Payable for investment advisory fees	17,861
Payable for distribution fees	4,465
Dividends payable on securities sold short	17,662
Other accrued expenses	39,890

Total Liabilities	20,362,618

Net Assets (applicable to 2,865,526 shares outstanding)	$18,476,282

Net Assets Consist of:
Paid-in capital	$23,492,591
Accumulated net investment loss	(432,218)
Accumulated net realized loss on investments and securities sold short	(3,609,375)
Net unrealized depreciation on securities sold short	(974,716)

Net Assets	$18,476,282

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:

Net Asset Value, offering, and redemption price per share ($18,476,282 ÷ 2,865,526 shares outstanding)	$6.45

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Interest	$28,471

Total Investment Income	28,471

Expenses:
Investment advisory fees	113,669
Distribution fees	28,417
Dividend expense on securities sold short	200,194
Service fees for securities sold short (see Note 2)	69,377
Trustees’ fees	26,355
Legal and audit fees	20,031
Shareholder communications expenses	15,725
Registration expenses	14,660
Shareholder services fees	11,367
Custodian fees	1,592
Miscellaneous expenses	7,316

Total Expenses	508,703

Less:
Reimbursement for custody fees	(48,014)

Net Expenses	460,689

Net Investment Loss	(432,218)

Net Realized and Unrealized Gain/(Loss) on Securities Sold Short:
Net realized gain on investments	132
Net realized loss on securities sold short	(111,577)

Net realized loss on investments and securities sold short	(111,445)

Net change in unrealized appreciation/depreciation on securities sold short	(856,587)

Net Realized and Unrealized Loss on Securities Sold Short	(968,032)

Net Decrease in Net Assets Resulting from Operations	$(1,400,250)

See accompanying notes to financial statements.

GAMCO Mathers Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment loss	$(432,218)	$(704,872)
Net realized gain/(loss) on investments and securities sold short	(111,445)	272,487
Net change in unrealized depreciation on securities sold short	(856,587)	(27,486)

Net Decrease in Net Assets Resulting from Operations	(1,400,250)	(459,871)

Shares of Beneficial Interest Transactions:
Net increase in net assets from shares of beneficial interest transactions	5,093,718	906,978

Redemption Fees	391	2

Net Increase in Net Assets	3,693,859	447,109

Net Assets:
Beginning of year	14,782,423	14,335,314

End of period (including undistributed net investment income of $0 and $ 0, respectively)	$18,476,282	$14,782,423

See accompanying notes to financial statements.

GAMCO Mathers Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015		2014	2013	2012	2011
Operating Performance:
Net asset value, beginning of year	$6.77		$6.98		$7.58	$8.92	$9.55	$9.99

Net investment loss(a)		(0.13)		(0.33)	(0.33)	(0.31)	(0.28)	(0.25)
Net realized and unrealized gain/(loss) on investments and securities sold short		(0.19)	0.12		(0.27)	(1.03)	(0.35)	(0.19)

Total from investment operations		(0.32)		(0.21)	(0.60)	(1.34)	(0.63)	(0.44)

Net Asset Value, End of Period	$6.45		$6.77		$6.98	$7.58	$8.92	$9.55

Total return†		(4.73)%		(3.01)%	(7.92)%	(15.02)%	(6.60)%	(4.40)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$18,476		$14,782		$14,335	$11,223	$20,809	$17,998
Ratio of net investment loss to average net assets	(3.80	)%(b)		(4.81)%	(4.51)%	(3.73)%	(3.04)%	(2.54)%
Ratio of operating expenses to average net assets(c)	4.48	%(b)(d)	4.84	%(e)	4.54%	3.80%	3.11%	2.59%
Portfolio turnover rate		0%		0%	513%	0%	3,328%	1,638%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Annualized.
(c)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for six months ended June 30, 2016 and the years ended December, 31, 2015, 2014, 2013, 2012, and 2011 would have been 2.37%, 2.61%, 2.82%, 2.79%, 2.62%, and 2.44%, respectively.

(d)

During the six months ended June 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement been included in this period, the annualized expense ratios would have been 4.27% .

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the year ended December 31, 2015 would have been 4.85%.

See accompanying notes to financial statements.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Mathers Fund was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the “Mathers Fund”) which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve capital appreciation over the long term in various market conditions without excessive risk of capital loss.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by GAMCO Asset Management, Inc. (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Short Term Obligations:
U.S. Treasury Bills	—	$18,608,405	$ 18,608,405
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$18,608,405	$ 18,608,405
LIABILITIES (Market Value):
Securities Sold Short (a)	$(16,332,135)	—	$(16,332,135)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(16,332,135)	—	$(16,332,135)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2016 or December 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2016, the Fund did not hold any repurchase agreements.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2016 are reflected within the Schedule of Investments. For the six months ended June 30, 2016, the Fund incurred $69,377 in service fees related to its investment positions sold short and held by the broker. The amount is included in the Statement of Operations under Expenses, Service fees for securities sold short.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

No distributions were made during the year ended December 31, 2015.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2018	$151,917
Short term capital loss carryforward with no expiration	2,299,051

Total capital loss carryforwards	$2,450,968

The following summarizes the tax cost of investments, proceeds from short sales, and the related net unrealized depreciation at June 30, 2016:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$18,608,405	—	—	—
Securities sold short	(15,124,050)	$139,890	$(1,347,975)	$(1,208,085)

		$139,890	$(1,347,975)	$(1,208,085)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at an annual rate of 0.25% of its average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $545,311 and $543,490, respectively.

6. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2016, there were no borrowings outstanding under the line of credit.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount

Shares sold	2,876,871	$20,152,557	593,328	$4,027,855
Shares redeemed	(2,193,772)	(15,058,839)	(463,384)	(3,120,877)

Net increase	683,099	$5,093,718	129,944	$906,978

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

This page was intentionally left blank.

GAMCO MATHERS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Henry G. Van der Eb, CFA, joined Gabelli Funds, LLC in 1999 as President and Portfolio Manager of the GAMCO Mathers Fund which he has managed for over twenty years. He is also a Senior Vice President of GAMCO Investors, Inc. Prior to joining Gabelli, he was the owner and President of Mathers & Company, a Chicago based investment advisory firm, and Chairman of the Mathers Fund. He served as President of the Investment Analysts Society of Chicago from 1979 - 1980. Mr. Van der Eb received an M.B.A. with honors from Northwestern University Graduate School of Management and a B.A. from Vanderbilt University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO MATHERS FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Chairman and
Chief Executive Officer,
Associated Capital Group, Inc.

M. Bruce Adelberg
Consultant,
MBA Research Group

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President and Chief Financial Officer,
KeySpan Corp.

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus,
Pace University

Werner J. Roeder, MD
Former Medical Director,
Lawrence Hospital

Henry G. Van der Eb, CFA
President and Chief Executive
Officer,
GAMCO Mathers Fund

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

Bruce N. Alpert
Executive Vice President

Andrea R. Mango
Secretary

Agnes Mullady
Treasurer

Richard J. Walz
Chief Compliance Officer

Anne E. Morrissy, CFA
Executive Vice President

Heidi M. Koontz
Vice President

Edith L. Cook
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
DISBURSING AGENT

State Street Bank and Trust
Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q216SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Mathers Fund

By (Signature and Title)* /s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date 8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date 8/31/2016

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/31/2016

* Print the name and title of each signing officer under his or her signature.